Tax Assets and Liabilities (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Reconciliation of Changes in Deferred Tax Liability Asset

	Opening Balance NZ$000’s	Charged to Income* NZ$000’s	Charged directly to Equity NZ$000’s	Changes in Tax Rate NZ$000’s	Exchange Differences NZ$000’s	Closing Balance NZ$000’s
Deferred tax assets/(liabilities)
Carried forward tax losses	1,322	(692)	-	-	-	630
Intangible assets	(630)	-	-	-	-	(630)
Balance at 31 January 2020	692	(692)	-	-	-	-
Carried forward tax losses	630	692	-	-	-	1,322
Intangible assets	(630)	-	-	-	-	(630)
Balance at 31 January 2019	-	692	-	-	-	692

* There is a foreign currency impact of $9k which is not reflected in the table above. The total amount charged to the profit and loss account is $701k (note 10).